Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jul. 01, 2012		Jun. 30, 2013		Jul. 01, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employee's benefits plan vesting period									3 years
Percentage of amount vested in pension plan									100.00%
Pension expense									$ 61		$ 64		$ 64
Defined benefit plan, net period benefit cost									2		3		2
Pension plan, actuarial gains/losses	(1)	[1]	0	[1]	(3)	[1]	0	[1]	1	[2]	5	[2],[3]	(8)	[2],[3]
Defined benefit plan, actuarial loss recognized in net periodic benefit cost									0.1
Defined benefit plan, actuarial gains/losses									(5)		(6)
Defined benefit plan, estimated employer contribution for next fiscal year									1
Defined benefit plan, expected future benefit payments for next fiscal year									35
Defined benefit plan, expected future benefit payments for fiscal year two									0.1
Defined benefit plan, expected future benefit payments for fiscal year three									0.1
Defined benefit plan, expected future benefit payments for fiscal year four									0.1
Defined benefit plan, expected future benefit payments for fiscal year five									0.1
Defined benefit plan, expected future benefit payments for after five years									0.2
Pension and postretirement benefit expense									17		17		19
Contributions to benefit plans									2		2
Gross pension benefit obligation									39		37		39
Fair value of plan assets									35	[4]	0	[4]
Netherlands Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actuarial gains/losses									(3)
Defined benefit plan, amortization period for actuarial loss									15 years 2 months 12 days
U.S. Plan
Defined Benefit Plan Disclosure [Line Items]
Pension and postretirement benefit expense	2				4
Contributions to benefit plans									20		18		15
Total cost of the service credit continuation Zoetis will be responsible for									38
Percentage of total cost of the service credit continuation Zoetis will be responsible for									60.00%
Payment term of the service cost continuation (in years)					10 years
U.S. Plan | Pfizer
Defined Benefit Plan Disclosure [Line Items]
Total cost of the service credit continuation Pfizer will be responsible for									25
Description of total cost of the service credit continuation Pfizer will be responsible for									40.00%
Supplemental Employee Retirement Plan, Defined Benefit [Member] | Pfizer
Defined Benefit Plan Disclosure [Line Items]
Supplemental savings plan liability transferred from Pfizer	14
Supplemental savings plan cash funding transferred from Pfizer	9
Supplemental savings plan associated tax asset transferred from Pfizer	5
Foreign Pension Plans, Defined Benefit in Austria, France, Greece, Italy, Mexico, South Africa, Taiwan, Thailand, and Other
Defined Benefit Plan Disclosure [Line Items]
Estimated net obligation	25				25
Foreign Pension Plans, Defined Benefit in the Netherlands, Germany, India, Korea, and Other
Defined Benefit Plan Disclosure [Line Items]
Gross pension benefit obligation	64				64
Fair value of plan assets	35				35
International Pension Plans in Other Locations
Defined Benefit Plan Disclosure [Line Items]
Estimated net obligation	16				16
International Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Pension and postretirement benefit expense	1				2
Contributions to benefit plans	1				1
Multi-employer Plan
Defined Benefit Plan Disclosure [Line Items]
Pension and postretirement benefit expense	2				5
International Pension Plans Accounted For As Multi Employer Plans
Defined Benefit Plan Disclosure [Line Items]
Contributions to benefit plans	3				5
Expected future contributions to benefit plans					$ 8

[1]	Presented net of reclassification adjustments and tax impacts, which are not significant in any period presented. Reclassification adjustments related to benefit plans are generally reclassified, as part of net periodic pension cost, into Cost of sales, Selling, general and administrative expenses, and/or Research and development expenses, as appropriate, in the condensed consolidated and combined statements of income.
[2]	Presented net of reclassification adjustments and tax impacts, which are not significant in any period presented. Reclassification adjustments are generally reclassified into Cost of sales, Selling, general and administrative expenses, and/or Research and development expenses, as appropriate, in the combined statements of income.
[3]	Includes impacts from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[4]	2012 amounts reflect the anticipated settlement of the Netherlands plan liability in fiscal year 2013.